OTHER	12 Months Ended
Dec. 31, 2020
Disclosure Other [Abstract]
OTHER	OTHER
The company’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2020	2019	2018
Transaction costs		$(12)	$(6)	$(15)
Change in fair value of property, plant and equipment		(43)	(49)	(44)
Loss on debt extinguishment		—	(23)	(25)
Amortization of service concession assets		(8)	(20)	(9)
Legal provisions	25	(231)	—	—
Share-settlement liability		(158)	—	—
Other		(41)	(99)	(79)
		$(493)	$(197)	$(172)